PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

9. PROPERTY AND EQUIPMENT

The following is a continuity of the cost and accumulated depreciation and impairment losses of property and equipment for the year ended December 31, 2020:

	Computer Hardware	Computer Software	Furniture & Fixtures	Leasehold Improvements	Total
Cost, beginning of year	$4,504	$3,051	$1,207	$1,309	$10,071
Additions	204	231	9	6	450
Cost, end of year	$4,708	$3,282	$1,216	$1,315	$10,521
Accumulated depreciation and impairment losses, beginning of year	$3,453	$2,556	$961	$730	$7,700
Depreciation for the year	592	359	102	239	1,292
Accumulated depreciation and impairment losses, end of year	$4,045	$2,915	$1,063	$969	$8,992
Carrying amounts as at December 31, 2020	$663	$367	$153	$346	$1,529

The following is a continuity of the cost and accumulated depreciation and impairment losses of property and equipment for the year ended December 31, 2019:

	Computer Hardware	Computer Software	Furniture & Fixtures	Leasehold Improvements	Total
Cost, beginning of year	$3,799	$2,642	$1,104	$1,295	$8,840
Additions	705	409	103	14	1,231
Cost, end of year	$4,504	$3,051	$1,207	$1,309	$10,071
Accumulated depreciation and impairment losses, beginning of year	$2,916	$2,230	$853	$490	$6,489
Depreciation for the year	537	326	108	240	1,211
Accumulated depreciation and impairment losses, end of year	$3,453	$2,556	$961	$730	$7,700
Carrying amounts as at December 31, 2019	$1,051	$495	$246	$579	$2,371